SUBSEQUENT EVEN (Details Narrative) - Naturalshrimp Incorporated [Member] - USD ($)	1 Months Ended		2 Months Ended	9 Months Ended		12 Months Ended
	Aug. 31, 2022	Apr. 25, 2022	May 17, 2022	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2022	Mar. 31, 2021
Subsequent Event [Line Items]
Proceeds from convertible debt	$ 1,465,000				$ 8,905,000	$ 8,905,000	$ 600,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Proceeds from convertible debt		$ 1,500,000
Series E Preferred Stock [Member]
Subsequent Event [Line Items]
Conversion of stock, shares converted			400	1,300
Conversion of stock, shares issued				14,458,127
Common Stock [Member]
Subsequent Event [Line Items]
Conversion of stock, shares issued			1,523,810